Federated Hermes Global Equity Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.6%
		Australia—0.8%
10,704		Goodman Group	$142,872
		Brazil—0.1%
31,600		Magazine Luiza SA	25,936
		Canada—1.2%
4,968		Rogers Communications, Inc., Class B	213,911
		China—2.3%
25,400		China Mengniu Dairy Co. Ltd.	114,770
36,000		Ping An Insurance (Group) Co. of China Ltd.	211,824
86,681		Shenzhen International Holdings Ltd.	74,743
		TOTAL	401,337
		Denmark—1.8%
3,013		Novo Nordisk A/S	321,871
		Finland—1.0%
12,113		Stora Enso Oyj, Class R	180,758
		France—0.4%
810		Vinci SA	74,976
		Hong Kong—1.5%
21,157		AIA Group Ltd.	204,032
1,400		Hong Kong Exchanges & Clearing Ltd.	56,371
		TOTAL	260,403
		India—0.4%
1,350		Dr. Reddy's Laboratories Ltd.	71,513
		Indonesia—1.0%
569,500		PT Telekomunikasi Indonesia Tbk	174,442
		Israel—0.4%
275	[1]	Solaredge Technologies, Inc.	75,892
		Italy—1.3%
3,626		Prysmian SpA	111,188
11,229		UniCredit SpA	110,357
		TOTAL	221,545
		Japan—4.9%
1,300		FUJIFILM Holdings Corp.	66,003
3,000		Kurita Water Industries Ltd.	116,872
2,611		Nippon Telegraph & Telephone Corp.	70,724
1,900		Nitto Denko Corp.	116,994
1,500		Omron Corp.	78,906
4,200		ORIX Corp.	69,185
23,600		Panasonic Holdings Corp.	191,010
1,900		Sony Group Corp.	150,705
		TOTAL	860,399
		Netherlands—2.4%
696		ASML Holding N.V.	337,499
2,721		Signify N.V.	77,383
		TOTAL	414,882
		Norway—2.9%
8,041		Aker BP ASA	281,422

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Norway—continued
31,532		Norsk Hydro ASA	$216,670
		TOTAL	498,092
		South Korea—2.5%
72		LG Household & Health Care Ltd.	37,999
5,491		Samsung Electronics Co. Ltd.	243,244
604		Samsung Fire & Marine Insurance	87,842
847		SK Hynix, Inc.	59,668
		TOTAL	428,753
		Spain—0.6%
9,221		Iberdrola SA	95,958
		Sweden—1.9%
6,858		Husqvarna AB, Class B	46,148
18,830		Svenska Cellulosa AB SCA, Class B	282,535
		TOTAL	328,683
		Switzerland—3.5%
306		Lonza Group AG	162,682
1,841		Nestle S.A.	215,599
704		Roche Holding AG	226,741
		TOTAL	605,022
		Taiwan—2.1%
17,000		Giant Manufacturing Co. Ltd.	132,615
2,880		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	240,048
		TOTAL	372,663
		United Kingdom—2.8%
1,585		AstraZeneca PLC	196,141
17,347		M&G PLC	39,318
8,754		Prudential PLC	91,517
17,736		Tate & Lyle PLC	157,041
		TOTAL	484,017
		United States—63.8%
2,790		Abbott Laboratories	286,393
1,011		Accenture PLC	291,633
4,160	[1]	Alphabet, Inc., Class A	450,195
1,120	[1]	Alphabet, Inc., Class C	122,248
3,273	[1]	Amazon.com, Inc.	414,918
847		American Tower Corp.	215,180
508		American Water Works Co., Inc.	75,413
423		Amgen, Inc.	101,647
866		Analog Devices, Inc.	131,225
6,053		Apple, Inc.	951,653
619		Automatic Data Processing, Inc.	151,290
8,312		Bank of America Corp.	279,366
1,118		Best Buy Co., Inc.	79,031
2,602		Bristol-Myers Squibb Co.	175,401
2,343		Capital One Financial Corp.	247,936
780		Chubb Ltd.	147,459
3,434		Citigroup, Inc.	167,614
852	[1]	Copart, Inc.	101,942
409		Costco Wholesale Corp.	213,539
886	[1]	Crowdstrike Holdings, Inc.	161,792

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
1,074		CVS Health Corp.	$105,413
3,192	[1]	Delta Air Lines, Inc.	99,175
1,206		Dollar Tree, Inc.	163,630
767		FedEx Corp.	161,691
2,205		Fortune Brands Home & Security, Inc.	135,453
2,697		Hess Corp.	325,744
1,481		IBM Corp.	190,234
1,517		Ingersoll-Rand, Inc.	71,860
553		Kimberly-Clark Corp.	70,519
337		Lam Research Corp.	147,576
1,437		M&T Bank Corp.	261,218
2,440		Microsoft Corp.	637,987
300		MSCI, Inc., Class A	134,772
1,744		NVIDIA Corp.	263,239
222	[1]	O'Reilly Automotive, Inc.	154,761
4,444		Pfizer, Inc.	201,002
1,517		Procter & Gamble Co.	209,255
2,580		Prudential Financial, Inc.	247,035
1,009		Robert Half International, Inc.	77,663
1,425	[1]	Royal Caribbean Cruises, Ltd.	58,211
717	[1]	Salesforce, Inc.	111,938
1,918		The Travelers Cos., Inc.	310,026
599		Thermo Fisher Scientific, Inc.	326,647
4,051		TJX Cos., Inc.	252,580
1,642		Trane Technologies plc	252,983
3,015		UGI Corp.	119,092
5,327		Verizon Communications, Inc.	222,722
1,039		Visa, Inc., Class A	206,460
3,693	[1]	Walt Disney Co.	413,911
3,804	[1]	Warner Bros. Discovery, Inc.	50,365
5,885		Weyerhaeuser Co.	201,032
1,259		Zoetis, Inc.	197,071
		TOTAL	11,147,140
		TOTAL COMMON STOCKS (IDENTIFIED COST $17,904,954)	17,401,065
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $17,904,954)	17,401,065
		OTHER ASSETS AND LIABILITIES - NET—0.4%[2]	65,734
		TOTAL NET ASSETS—100%	$17,466,799

Non-income-producing security.

Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$11,147,140	$—	$—	$11,147,140
International	555,787	5,698,138	—	6,253,925
TOTAL SECURITIES	$11,702,927	$5,698,138	$—	$17,401,065
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt